Commitment and Contingencies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Onstream Media Corporation V Zerify Inc [Member]
Date of filing	Sep. 09, 2022	Sep. 09, 2022
Onstream Media Corporation V Zerify Inc One [Member]
Date of filing	Sep. 09, 2022	Sep. 09, 2022
Onstream Media Corporation V Zerify Inc Two [Member]
Date of filing	Sep. 09, 2022	Sep. 09, 2022
Onstream Media Corporation V Zerify Inc Three [Member]
Date of filing	Sep. 09, 2022	Sep. 09, 2022
Onstream Media Corporation V Zerify Inc Four [Member]
Date of filing	Sep. 09, 2022	Sep. 09, 2022
Onstream Media Corporation V Zerify Inc Five [Member]
Date of filing	Sep. 09, 2022	Sep. 09, 2022
Onstream Media Corporation V Zerify Inc Six [Member]
Date of filing	Sep. 09, 2022	Sep. 09, 2022